Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Sep. 02, 2022 shares
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Description of significant payment terms in contracts with customers	The contracts do not include a significant financing component as the normal credit term is between 30 to 90 days.
American Depositary Shares [Member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Number of securities called by warrants or rights		490,000
Singapore Dollar to USD [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Rate of exchange	1